Statements Of Changes In Partners' Capital (USD $)	Limited Partners [Member]	Special Limited Partners [Member]	New Profit Memo Account [Member]	General Partner [Member]	Total
PARTNERS' CAPITAL at Dec. 31, 2011	$ 89,151,864	$ 64,316,203		$ 3,150,229	$ 156,618,296
Contributions	15,693,900	13,664			15,707,564
Withdrawals	(16,773,439)	(3,488,094)		(3,968)	(20,265,501)
Net loss	(6,406,059)	(2,498,585)		(112,358)	(9,017,002)
General Partner's allocation - profit share	(3,968)		3,968
Transfer of New Profit Memo Account to General Partner			(3,968)	3,968
PARTNERS' CAPITAL at Dec. 31, 2012	81,662,298	58,343,188		3,037,871	143,043,357
Contributions	4,507,000	2,131,417			6,638,417
Withdrawals	(18,221,797)	(4,589,498)		(700,748)	(23,512,043)
Net loss	(6,070,764)	(2,621,748)	(3)	(121,572)	(8,814,087)
General Partner's allocation - profit share	(751)		751
Transfer of New Profit Memo Account to General Partner			(748)	748
PARTNERS' CAPITAL at Dec. 31, 2013	$ 61,875,986	$ 53,263,359		$ 2,216,299	$ 117,355,644